PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation of plant and equipment	$ 325	$ 441	$ 315	$ 532	$ 702	$ 672